Other Financial Assets	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Other Financial Assets
8.	OTHER FINANCIAL ASSETS

The Company’s other financial assets were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Restricted investments [a]	$15.7	$17.3	$16.1
Derivative financial instruments	3.4	5.5	1.3
Other	13.7	10.1	6.2
Total other financial assets	$32.8	$32.9	$23.6
Current	12.8	11.5	3.5
Non-current	20.0	21.4	20.1
Total other financial assets	$32.8	$32.9	$23.6

[a]

The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.

The non-current portion is mainly attributable to the restricted investments.